FRANK FUNDS

November 6, 2018

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, NE

Washington, D.C.  20549

Re:

Frank Funds

Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A

(File Nos. 333-113657 and 811-21532)

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the forms of Prospectus and Statement of Additional Information that would have been filed by Frank Funds (the “Trust”), on behalf of the Frank Value Fund, Camelot Event-Driven Fund and Leigh Baldwin Total Return Fund, under paragraph (c) of Rule 497, would not have differed from that contained in the most recent amendment to the Trust’s registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 33) has been filed electronically.

Very truly yours,

/s/ JoAnn M. Strasser

JoAnn M. Strasser

Attorney-In-Fact

4814-1987-2634.1